OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
8.	OTHER NON-CURRENT ASSETS

All figures in USD ‘000	2014	2013
Fixture, Furniture and Equipment	1,099	1,129
Warrants	-	915
Deferred Finance Costs	2,232	3,460
Long term deposit	5,000	5,000
Total as of December 31,	8,331	10,504

Fixture, furniture and equipment were acquired as part of the acquisition of Orion and Scandic.

The long term deposit relates to the Company transferring cash to a restricted account in accordance with the deferred compensation agreement for Herbjørn Hansson, the Chairman, President and CEO, described in Note 6.

The deferred finance cost is a result of the Company entering into a $430 million revolving credit facility (the “2012 Credit Facility”). The finance cost of $6.1 million that were incurred was deferred and is being amortized over the term of the 2012 Credit Facility on a straight-line basis. The 2012 Credit Facility matures in late October 2017.

For further information related to the warrants please see Note 9